SEP-11-2006 09:52 From: [redacted] To:72027771030 P.2/6

CERTNAS

cik 919956

1-12996

06042989

NASDAQ

Gary N. Sundick
Vice President
Listing Qualifications

RECD S.E.C.

SEP 1 1 2006

1086

By Facsimile and First Class Mail

September 11, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED

SEP 22 2006

B

THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on September 11, 2006 The Nasdaq Stock Market (the "Exchange") received from Advocat Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Preferred Stock Purchase Rights

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick